Condensed Consolidated Statements Of Equity (Unaudited) (Parenthetical) (Mitsubishi UFJ Financial Group Shareholders' Equity [Member], Unappropriated Retained Earnings [Member], JPY ¥)	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash dividends, Common stock, per share	¥ 7.00	¥ 6.00
Preferred Stock, Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 57.50	¥ 57.50